Summary of Warrant Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Beginning balance	15,958,126	13,698,125	1,123,333
Exercise Price, Beginning balance	$ 2.91	$ 3.24	$ 8.30
Number of Warrants, Ending balance	22,039,596	15,958,126	13,698,125
Weighted Average Exercise Price, Ending Balance		$ 3.19
Number of Warrants, Exercisable	22,039,596	15,958,126
Exercise Price, Exercisable	$ 2.37	$ 3.19
Exercise Price, Ending balance	$ 2.37	$ 2.91	$ 3.24
Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued	400,000
Exercise Price, Warrants Issued	$ 1.23
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued		1,460,000
Exercise Price, Warrants Issued		$ 0.093
NUmber of Warrants, exercised	(1,200,000)
Exercise Price, Warrants exercised	$ 0.93
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued		800,000
Exercise Price, Warrants Issued		$ 0.093
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued	9,260,554	800,000	12,049,792
Exercise Price, Warrants Issued	$ 0.093	$ 1.00	$ 2.82
PIPE Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
NUmber of Warrants, exercised	(2,379,084)
Exercise Price, Warrants exercised	$ 0.93
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, issued		1,460,000	525,000
Exercise Price, Warrants Issued		$ 2.79	$ 6.00